CAPITAL STOCK - Share-based Compensation Expense (Benefit) in SG&A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 3,291	$ 8,201	$ 3,249
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	167	427	931
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	2,903	4,369	1,858
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	512	884	676
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ (291)	$ 2,521	$ (216)